CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET	12 Months Ended
Dec. 31, 2017
Research and Development [Abstract]
CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET
NOTE 6:	CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

The changes in capitalized software development costs during the years ended December 31, 2016 and 2017 were as follows:

	Year ended December 31,
	2016	2017

Balance at the beginning of the year	$19,856	$20,755

Capitalization	5,545	5,567
Amortization	(4,929)	(4,824)
Functional currency translation adjustments	283	2,263

Balance at year end	$20,755	$23,761

Amortization of capitalized software development costs for 2015, 2016 and 2017, was $5,439, $4,929 and $4,824, respectively. Amortization expense is included in cost of revenues.